Stockholders' Deficit (Details) - Schedule of stock option activity for employee and nonemployee awards - Share-based Payment Arrangement [Member] - 2020 Equity Incentive Plan
$ / shares in Units, $ in Thousands
9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number, Granted | shares	1,718,433
Number, Exercised | shares	1,000
Number, Canceled | shares	(112,500)
Number, Outstanding and expected to vest | shares	1,604,933
Number, Vested and exercisable | shares	9,248
Weighted- Average Exercise Price, Granted	$ 5.63
Weighted- Average Exercise Price, Exercised	4.44
Weighted- Average Exercise Price, Canceled	5.42
Weighted- Average Exercise Price, Outstanding and expected to vest	5.64
Weighted- Average Exercise Price, Vested and exercisable	$ 6.02
Weighted- Average Remaining Contractual Term, Outstanding and expected to vest	9 years 7 months 6 days
Weighted- Average Remaining Contractual Term, Vested and exercisable	9 years 9 months 18 days
Weighted- Average Grant Date, Granted	$ 3.91
Weighted- Average Grant Date, Outstanding and expected to vest	3.92
Weighted- Average Grant Date, Vested and exercisable	$ 4.05
Aggregate Intrinsic Value, Outstanding and expected to vest | $	$ 5,824
Aggregate Intrinsic Value, Vested and exercisable | $	$ 30